Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations as of December 31, 2023 and 2022 are as follows:

	December 31,

	2023	2022
Within 1 year	374	342
Between 1 and 2 years	258	225
Between 2 and 3 years	123	135
Between 3 and 4 years	42	42
Between 4 and 5 years	11	2
Later than 5 years	-	2
	808	748